Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure
The following table summarizes the contractual rent payments expected in future years:

(In thousands)	2017	2018	2019	2020	2021	Thereafter	Total
Operating lease rental payments	$290	$203	$169	$132	$136	$70	$1,000